Cover	Dec. 08, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 08, 2023
Entity File Number	001-40916
Entity Registrant Name	SPORTSMAP TECH ACQUISITION CORP.
Entity Central Index Key	0001863990
Entity Tax Identification Number	86-3938682
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5353 WEST ALABAMA
Entity Address, Address Line Two	SUITE 415
Entity Address, City or Town	HOUSTON
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77056
City Area Code	713
Local Phone Number	479-5302
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of common stock, $0.0001 par value and three-quarters of one redeemable warrant
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of common stock, $0.0001 par value and three-quarters of one redeemable warrant
Trading Symbol	SMAPU
Security Exchange Name	NASDAQ
Common Stock, par value $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SMAP
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per whole share
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per whole share
Trading Symbol	SMAPW
Security Exchange Name	NASDAQ